Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Thousands	Mar. 06, 2023	Mar. 03, 2023
Series B Preferred Units [Member]
Subsequent Event [Line Items]
Outstanding percentage redeemed		100.00%
Number of units redeemed		19.0
Redemption price		$ 1,900
Series C Preferred Units [Member]
Subsequent Event [Line Items]
Number of units redeemed		11.78
Redemption price		$ 1,178
Class A Common Units [Member]
Subsequent Event [Line Items]
Additional investments	$ 1,460
Benjamin Marcus [Member] | Series A Preferred Units [Member]
Subsequent Event [Line Items]
Redeemed percentage	100.00%
Received proceeds	$ 562